Derivatives and Hedging (Details) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 Cash flow hedges	Dec. 31, 2011 Net investment hedges	Dec. 31, 2011 Fixed rate debt USD ($)	Dec. 31, 2009 Fixed rate debt EUR (€)	Dec. 31, 2011 Forward starting swaps USD ($)	Aug. 30, 2010 Forward starting swaps USD ($)	Dec. 31, 2011 Not designated as hedging instrument
Foreign Exchange Risk Management
Maximum Maturity of Foreign Currency Cash Flow Derivatives		5 years	2 years					1 year
Foreign currency exposures, maximum average hedging period (in years)	2 years
Pretax gain (loss) deferred to OCI related to cash flow hedges utilizing foreign currency derivatives	$ (43)
Pretax gain (loss) deferred to OCI related to foreign currency derivatives used as cash flow hedges and expected to be reclassified to earnings in the next 12 months	(30)
Foreign currency exposures, maximum hedging period (in years)	2
Pretax gain (loss) deferred to OCI related to net investment hedges utilizing foreign exchange derivatives	109
Period to manage the currency exposure of global liquidity profile (in years)	1
Interest Rate Risk Management
Interest rate fluctuations, maximum hedging period (in years)	2 years
Pretax gain (loss) deferred to OCI related to interest rate derivatives used as cash flow hedges and expected to be reclassified to earnings in the next 12 months	1					(12)
Pretax gain (loss) deferred to OCI related to interest rate forward starting swaps used as cash flow hedges and expected to be reclassified to earnings in the next 12 months						(1)
Notional amount of interest rate cash flow hedge derivatives							500
Fixed rate debt issued by subsidiary					500
Carrying amount of fixed rate debt issued by foreign subsidiary at exchange rates in effect at end of period (in dollars)				$ 655